Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

PROSPECTUSES

OF

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

August 29, 2011

LCIV081/P106SP

(Wells Fargo Advantage Equity Value Fund)

Effective immediately, the following replaces the information included in the table entitled "Annual Fund Operating Expenses" and the example of expenses table in the section entitled "Fees and Expenses" in the applicable prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Wells Fargo Advantage Equity Value Fund)		Class A	Class B	Class C	Administrator Class	Institutional Class
Management Fees	[1]	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution (12b-1) Fees		none	0.75%	0.75%	none	none
Other Expenses		0.64%	0.64%	0.64%	0.48%	0.21%
Total Annual Fund Operating Expenses	[2]	1.29%	2.04%	2.04%	1.13%	0.86%
Fee Waivers		0.05%	0.05%	0.05%	0.13%	0.11%
Total Annual Fund Operating Expenses After Fee Waiver	[3]	1.24%	1.99%	1.99%	1.00%	0.75%
[1]	Reflects the fees charged by Funds Management for providing investment advisory services to the master portfolio in which the Funds invests substantially all of its assets.
[2]	Includes gross expenses allocated from the master portfolio in which the Fund invests.
[3]	Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolio's fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this date, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Assuming Redemption at End of Period:
Expense Example (Wells Fargo Advantage Equity Value Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	694	951	1,233	2,033
Class B	702	930	1,289	2,078
Class C	302	630	1,089	2,361
Administrator Class	102	333	597	1,351
Institutional Class	77	252	455	1,040

Assuming No Redemption:
Expense Example, No Redemption (Wells Fargo Advantage Equity Value Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	694	951	1,233	2,033
Class B	202	630	1,089	2,078
Class C	202	630	1,089	2,361
Administrator Class	102	333	597	1,351
Institutional Class	77	252	455	1,040

The market capitalization range provided in the Fund's principal investment strategies is replaced with the following:

The market capitalization range of the Russell 1000® Index was $526 million to $384 billion as of June 27, 2011, and is expected to change frequently.

(Wells Fargo Advantage Large Company Value Fund )

Effective immediately, the following replaces the information included in the table entitled "Annual Fund Operating Expenses" and the example of expenses table in the section entitled "Fees and Expenses" in the applicable prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Wells Fargo Advantage Large Company Value Fund )		Class A	Class C	Administrator Class	Institutional Class	Investor Class
Management Fees		0.65%	0.65%	0.65%	0.65%	0.65%
Distribution (12b-1) Fees		none	0.75%	none	none	none
Other Expenses		0.70%	0.70%	0.54%	0.27%	0.77%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.36%	2.11%	1.20%	0.93%	1.43%
Fee Waivers		0.25%	0.25%	0.34%	0.27%	0.25%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.11%	1.86%	0.86%	0.66%	1.18%
[1]	Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolio's fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed 1.10% for Class A, 1.85% for Class C, 0.85% for Administrator Class, 0.65% for Institutional Class, and 1.17% for Investor Class. After this date, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Assuming Redemption at End of Period:
Expense Example (Wells Fargo Advantage Large Company Value Fund ) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	682	933	1,231	2,074
Class C	289	611	1,087	2,401
Administrator Class	88	312	592	1,392
Institutional Class	67	241	461	1,092
Investor Class	120	402	733	1,669

Assuming No Redemption:
Expense Example, No Redemption (Wells Fargo Advantage Large Company Value Fund ) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	682	933	1,231	2,074
Class C	189	611	1,087	2,401
Administrator Class	88	312	592	1,392
Institutional Class	67	241	461	1,092
Investor Class	120	402	733	1,669

(Wells Fargo Advantage Emerging Growth Fund)

Effective immediately, the following replaces the information included in the table entitled "Annual Fund Operating Expenses" and the example of expenses table in the section entitled "Fees and Expenses" in the applicable prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Wells Fargo Advantage Emerging Growth Fund)		Class A	Class C	Administrator Class	Institutional Class	Investor Class
Management Fees	[1]	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution (12b-1) Fees		none	0.75%	none	none	none
Other Expenses		3.98%	3.98%	3.82%	3.55%	4.05%
Total Annual Fund Operating Expenses	[2]	4.78%	5.53%	4.62%	4.35%	4.85%
Fee Waivers		3.41%	3.41%	3.42%	3.45%	3.41%
Total Annual Fund Operating Expenses After Fee Waiver	[3]	1.37%	2.12%	1.20%	0.90%	1.44%
[1]	Reflects the fees charge by Funds Management for providing investment advisory services to the master portfolio in which the Fund invests substantially all of its assets.
[2]	Includes gross expenses allocated from the master portfolio in which the Fund invests.
[3]	Funds Management has committed through September 30, 2012 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolio's fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this date, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Assuming Redemption at End of Period:
Expense Example (Wells Fargo Advantage Emerging Growth Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	706	1,642	2,582	4,950
Class C	315	1,347	2,467	5,215
Administrator Class	122	1,085	2,055	4,513
Institutional Class	92	1,003	1,927	4,289
Investor Class	147	1,153	2,162	4,698

Assuming No Redemption:
Expense Example, No Redemption (Wells Fargo Advantage Emerging Growth Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	706	1,642	2,582	4,950
Class C	215	1,347	2,467	5,215
Administrator Class	122	1,085	2,055	4,513
Institutional Class	92	1,003	1,927	4,289
Investor Class	147	1,153	2,162	4,698

[1]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.